LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
LOANS RECEIVABLE, NET
Schedule of loans receivable

	December 31,	December 31,
	2018	2019
	RMB	RMB
Loans receivable	837,328	9,591,204
Less allowance for loan losses	(25,895)	(351,639)
Loans receivable, net	811,433	9,239,565

Schedule of aging of loans

	0-30 days	31-60 days	over 60 days	Total amount
	past due	past due	past due	past due	Current	Total loans
December 31, 2018 (RMB)	6,584	3,101	18,558	28,243	809,085	837,328
December 31, 2019 (RMB)	90,420	55,992	—	146,412	9,444,792	9,591,204

Schedule of movement of allowance for loan losses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of year	—	12,406	25,895
Provision for loan losses	12,406	44,474	486,991
Gross write-off	—	(30,985)	(161,976)
Recoveries	—	—	729
Balance at end of year	12,406	25,895	351,639

Schedule of nonaccrual loan principal

	December 31,	December 31,
	2018	2019
	RMB	RMB
Nonaccrual loan principal	14,888	—
Less allowance for loan losses	(14,726)	—
Nonaccrual loans, net	162	—